Revenue Information (Details) - Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet Balances which will be Recorded as Revenue - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Revenue Information (Details) - Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet Balances which will be Recorded as Revenue [Line Items]
Deferred Revenue Total	$ 1,616,940	$ 1,550,208	$ 1,550,208
Wallet [Member]
Revenue Information (Details) - Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet Balances which will be Recorded as Revenue [Line Items]
Deferred Revenue Total	1,465,858		1,339,954
Other [Member]
Revenue Information (Details) - Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet Balances which will be Recorded as Revenue [Line Items]
Deferred Revenue Total	$ 151,082		$ 210,254